Cover Page	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Entity Registrant Name	ONKURE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	6707 Winchester Circle, #400
Entity Address, City or Town	Boulder
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	307-2892
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001637715
Amendment Flag	false
Entity Primary SIC Number	2834
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6707 Winchester Circle, #400
Entity Address, City or Town	Boulder
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	307-2892
Contact Personnel Name	Nicholas A. Saccomano